Segment disclosure (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of detailed information about geographical areas segment reporting explanatory [Table Text Block]
	North	South
	America(i)	America	Australia	Africa	Europe	Total
	$	$	$	$	$	$

2018
Royalties	87,141	538	31	4,400	-	92,110
Streams	16,761	9,696	1,332	-	7,668	35,457
Offtakes	339,074	943	22,888	-	-	362,905

	442,976	11,177	24,251	4,400	7,668	490,472

2017
Royalties	72,427	324	-	1,290	-	74,041
Streams	11,321	5,045	-	-	3,385	19,751
Offtakes	96,941	8	22,475	-	-	119,424

	180,689	5,377	22,475	1,290	3,385	213,216

Disclosure of detailed information about geographic areas segment reporitng, by country [Table Text Block]
	North	South
	America(i)	America	Australia	Africa	Asia	Europe	Total
	$	$	$	$	$	$	$

December 31, 2018
Royalties	643,193	27,133	10,002	12,180	-	15,215	707,723
Streams	269,257	181,681	3,524	-	85,544	66,404	606,410
Offtakes	58,145	-	8,904	-	33,486	-	100,535

	970,595	208,814	22,430	12,180	119,030	81,619	1,414,668

December 31, 2017
Royalties	713,376	27,047	10,024	12,040	-	8,043	770,530
Streams	382,686	173,591	-	-	78,665	65,136	700,078
Offtakes	56,698	5,109	12,606	-	30,751	-	105,164

	1,152,760	205,747	22,630	12,040	109,416	73,179	1,575,772